INCOME TAXES - Reconciliations of the Differences Between the Hong Kong Statutory Income Tax Rate and the Group's Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Loss from continuing operations before income tax expense	$ (88,340)	$ (49,696)	$ (82,217)
Hong Kong statutory tax rate	(14,576)	(8,200)	(13,566)
Foreign rate differential		(80)	(3,215)
Non-deductible expenses		80	9,681
Net operating losses		(5,155)	0
Change in valuation allowance	915	15,813	1,990
Intangible assets		1,784	0
Tax credits		(4,534)	0
Related party waiver	(1,114)
Share-based compensation expenses	761
Other	927
Other		292	5,110
Income tax expense (benefit)	$ 0	$ 0	$ 0
Percent
Hong Kong statutory tax rate	16.50%
Change in valuation allowance	(1.00%)
Related party waiver	1.30%
Share-based compensation expenses	(0.90%)
Other	(1.00%)
Income tax expense (benefit)	0.00%
U.S
Amount
Foreign rate differential	$ (3,453)
Change in valuation allowance	$ 16,116
Percent
Foreign rate differential	3.90%
Change in valuation allowance	(18.20%)
Foreign Tax Jurisdiction, Other [Member]
Amount
Foreign rate differential	$ 424
Percent
Foreign rate differential	(0.50%)